Selected Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2012
Selected Quarterly Financial Data [Abstract]
Summary Of Quarterly Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2012
Total interest and dividend income	$84,827	$83,274	$80,645	$79,305	$328,051
Net interest and dividend income	45,374	47,466	46,188	45,853	184,881
Provision for credit losses	540	1,500	--	--	2,040
Net income	18,789	19,315	18,673	17,736	74,513
Basic earnings per share	0.12	0.12	0.12	0.11	0.47
Diluted earnings per share	0.12	0.12	0.12	0.11	0.47
Dividends declared per share	0.175	0.075	0.075	0.075	0.400
Average number of basic shares outstanding	161,923	161,722	156,962	151,077	157,913
Average number of diluted shares outstanding	161,931	161,728	156,966	151,079	157,916

2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends declared per share	0.800	0.675	0.075	0.075	1.625
Average number of basic shares outstanding	165,541	161,500	161,642	161,784	162,625
Average number of diluted shares outstanding	165,541	161,507	161,648	161,791	162,633